Commitments and Contingencies - Concentration of Credit Risk (Details) - Reinsurer Concentration Risk - Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marsh & McLennan Companies Inc
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	20.00%	24.00%
Aon plc
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	15.00%	22.00%